Financial Instruments - Summary of Fair Value of Hedging and Non-Hedging Derivatives Entered into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ (62,978,266)	$ (45,946,064)
Notional value	1,082,826,390	1,369,808,352
Less than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	522,545,156	1,262,082,116
One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	42,643,548	105,813,016
Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value		1,913,220
Four to Five Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	517,637,686
Derivatives not designated for hedge accounting [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(2,150,524)	(290,478)
Notional value	33,807,926	65,896,058
Derivatives not designated for hedge accounting [Member] | Less than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	31,746,086	34,525,045
Derivatives not designated for hedge accounting [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	2,061,840	29,457,793
Derivatives not designated for hedge accounting [Member] | Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value		1,913,220
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(60,827,742)	(45,655,586)
Notional value	1,049,018,464	1,303,912,294
Exchange rate hedge [Member] | Less than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	490,799,070	1,227,557,071
Exchange rate hedge [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	40,581,708	76,355,223
Exchange rate hedge [Member] | Four to Five Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	517,637,686
Cash Flow Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(60,827,742)	(45,655,586)
Notional value	1,049,018,464	1,303,912,294
Cash Flow Hedge [Member] | Less than One Year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	490,799,070	1,227,557,071
Cash Flow Hedge [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	40,581,708	$ 76,355,223
Cash Flow Hedge [Member] | Four to Five Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional value	$ 517,637,686